SUPPLEMENT DATED SEPTEMBER 30, 2020 TO THE:
STATEMENT OF ADDITIONAL INFORMATION OF INVESCO EXCHANGE-TRADED FUND TRUST II, DATED FEBRUARY 28, 2020, AS PREVIOUSLY SUPPLEMENTED
and
STATEMENT OF ADDITIONAL INFORMATION OF INVESCO EXCHANGE-TRADED FUND TRUST II, DATED DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED
and
STATEMENT OF ADDITIONAL INFORMATION OF INVESCO EXCHANGE-TRADED FUND TRUST II, DATED OCTOBER 28, 2019, AS PREVIOUSLY SUPPLEMENTED
and
STATEMENT OF ADDITIONAL INFORMATION OF INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST, DATED FEBRUARY 28, 2020, AS PREVIOUSLY SUPPLEMENTED
and
STATEMENT OF ADDITIONAL INFORMATION OF INVESCO ACTIVELY MANAGED EXCHANGE-TRADED COMMODITY FUND TRUST, DATED FEBRUARY 28, 2020, AS PREVIOUSLY SUPPLEMENTED
and
STATEMENTS OF ADDITIONAL INFORMATION OF INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST, DATED SEPTEMBER 9, 2020
and
STATEMENT OF ADDITIONAL INFORMATION OF INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST, DATED DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED
and
STATEMENT OF ADDITIONAL INFORMATION OF INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST, DATED OCTOBER 28, 2019, AS PREVIOUSLY SUPPLEMENTED
and
STATEMENT OF ADDITIONAL INFORMATION OF INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST, DATED SEPTEMBER 18, 2019, AS PREVIOUSLY SUPPLEMENTED
and
STATEMENTS OF ADDITIONAL INFORMATION OF INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST, DATED SEPTEMBER 5, 2019, AS PREVIOUSLY SUPPLEMENTED
and
STATEMENT OF ADDITIONAL INFORMATION OF INVESCO INDIA EXCHANGE-TRADED FUND TRUST, DATED FEBRUARY 28, 2020, AS PREVIOUSLY SUPPLEMENTED
Effective immediately, under the section titled "GENERAL DESCRIPTION OF THE TRUST AND THE FUND(S)" in each Statement of Additional Information for each Trust, the sentence(s) setting forth the specific number of Shares that comprise a Creation Unit for each Fund are hereby deleted and replaced with the following:

Each Fund issues and redeems Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares set forth in the Fund’s prospectus (each, a “Creation Unit” or a “Creation Unit Aggregation”).
Please Retain This Supplement for Future Reference.
P-SOAI-SUP-1 093020